United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/20

Date of Reporting Period: Six months ended 12/31/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
December 31, 2019
Share Class | Ticker	A | FMTAX	Institutional | FSHIX	Service | FSHSX

Federated Short-Intermediate Duration Municipal Trust
Fund Established 1981

IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

John B. Fisher
President
Federated Short-Intermediate Duration Municipal Trust
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from July 1, 2019 through December 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Portfolio of Investments Summary Table (unaudited)
At December 31, 2019, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Hospital	16.4%
Industrial Development/Pollution Control	11.3%
General Obligation—Local	10.1%
Electric and Gas	9.5%
Prepaid Gas Utility	8.7%
Toll Road	7.5%
Senior Care	5.4%
General Obligation—State	3.8%
Airport	3.5%
Water and Sewer	3.3%
Other[2]	19.8%
Other Assets and Liabilities—Net[3]	0.7%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 79.5% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
December 31, 2019 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—95.5%
	Alabama—3.4%
$18,000,000	Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2016A) TOBs, (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 6/1/2021	$18,639,180
450,000	Prattville, AL IDB (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	453,942
425,000	Prattville, AL IDB (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019C) TOBs, 2.000%, Mandatory Tender 10/1/2024	428,723
9,000,000	Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018A) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2024	9,812,160
	TOTAL	29,334,005
	Alaska—2.2%
8,000,000	Alaska Industrial Development and Export Authority (Yukon-Kuskokwim Health Corp.), Loan Anticipation Revenue Notes (Series 2017), 3.500%, 12/1/2020	8,009,600
1,250,000	Alaska International Airports System, Revenue Refunding Bonds (Series 2016A), 5.000%, 10/1/2024	1,460,350
1,010,000	Alaska State Housing Finance Corp., Revenue Bonds (Series 2013A), 5.000%, 12/1/2022	1,100,637
1,550,000	Anchorage, AK Electric Utility System, Senior Lien Revenue Refunding Bonds (Series 2014A), 5.000%, 12/1/2022	1,715,091
2,000,000	Valdez, AK Marine Terminal (BP PLC), Revenue Refunding Bonds (Series 2003A), 5.000%, 1/1/2021	2,071,260
5,000,000	Valdez, AK Marine Terminal (BP PLC), Revenue Refunding Bonds (Series 2003B), 5.000%, 1/1/2021	5,178,150
	TOTAL	19,535,088
	Arizona—3.2%
13,000,000	Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019) TOBs, 5.000%, Mandatory Tender 6/3/2024	14,889,290
5,000,000	Maricopa County, AZ Pollution Control Corp. (Public Service Co., NM), PCR Revenue Refunding Bonds (Series 2010A) TOBs, 2.400%, Mandatory Tender 6/1/2020	5,016,700
1,750,000	Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Lien Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2023	1,966,300
1,000,000	Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Lien Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2024	1,154,780
1,500,000	Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Lien Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2025	1,774,695
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Arizona—continued
$3,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), (Original Issue Yield: 4.750%), 4.700%, 10/1/2024	$3,062,820
		TOTAL	27,864,585
		Arkansas—0.8%
7,250,000		Independence County, AR (Entergy Arkansas, Inc.), PCR Refunding Bonds (Series 2013), 2.375%, 1/1/2021	7,319,528
		California—3.9%
5,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007B-1) FRNs, 2.710% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	5,130,600
10,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007G-1) FRNs, 2.710% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	10,261,200
2,045,000		California Health Facilities Financing Authority (Kaiser Permanente), Revenue Bonds (Series 2017C) TOBs, 5.000%, Mandatory Tender 11/1/2022	2,268,130
1,100,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/1/2021	1,145,826
1,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/1/2022	1,079,210
2,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/1/2023	2,230,620
2,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/1/2024	2,297,960
3,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B) FRNs, 2.760% (SIFMA 7-day +1.150%), 5/1/2020	3,001,260
1,000,000		California State, Various Purpose GO Refunding Bonds, 5.000%, 4/1/2024	1,163,280
1,250,000		California State, Various Purpose GO Refunding Bonds, 5.000%, 4/1/2025	1,497,825
1,250,000		California State, Various Purpose GO Refunding Bonds, 5.000%, 4/1/2026	1,535,687
2,950,000		Palomar Pomerado Health, CA, (Series 2006C) ARNs, (Assured Guaranty Municipal Corp. INS), 2.400%, 1/1/2020	2,950,000
		TOTAL	34,561,598
		Colorado—1.0%
250,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.000%, 1/1/2020	250,000
350,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.000%, 1/1/2021	357,067
400,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.000%, 1/1/2022	415,564
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$640,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2023	$693,786
750,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2024	830,182
600,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2025	674,160
1,000,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.000%, 12/1/2020	1,032,100
750,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.000%, 12/1/2021	799,237
250,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.000%, 12/1/2022	274,593
3,000,000		Denver, CO City & County Department of Aviation, Airport System Revenue Refunding Bonds (Series 2019D) TOBs, 5.000%, Mandatory Tender 11/15/2022	3,319,200
		TOTAL	8,645,889
		Connecticut—0.9%
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.510% (SIFMA 7-day +0.900%), 3/1/2023	1,515,120
2,255,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.560% (SIFMA 7-day +0.950%), 3/1/2024	2,280,820
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.600% (SIFMA 7-day +0.990%), 3/1/2025	4,048,920
		TOTAL	7,844,860
		Florida—1.9%
575,000		Broward County, FL Port Facilities, Revenue Refunding Bonds (Series 2011A), (Assured Guaranty Municipal Corp. INS), 5.000%, 9/1/2024	610,121
1,155,000		Broward County, FL Port Facilities, Revenue Refunding Bonds (Series 2011A), (United States Treasury PRF 9/1/2021@100), 5.000%, 9/1/2024	1,227,938
1,500,000		Citizens Property Insurance Corp. FL, Revenue Bonds (Series 2015A1), 5.000%, 6/1/2022	1,607,910
1,500,000		Citizens Property Insurance Corp. FL, Senior Secured Revenue Bonds (Series 2012 A-1), 5.000%, 6/1/2021	1,579,935
755,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.000%, 6/1/2020	765,902
1,195,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.000%, 6/1/2021	1,251,285
1,000,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.000%, 6/1/2022	1,083,270
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$525,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.000%, 10/1/2020	$539,574
1,245,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.000%, 10/1/2021	1,325,514
1,300,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.000%, 10/1/2022	1,429,181
3,265,000		Palm Beach County, FL Health Facilities Authority (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2016), 5.000%, 11/15/2021	3,474,417
1,345,000		Volusia County, FL Education Facility Authority (Stetson University, Inc.), Revenue Refunding Bonds (Series 2015), 5.000%, 6/1/2024	1,549,548
		TOTAL	16,444,595
		Georgia—4.4%
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2022	1,098,670
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2023	1,131,340
800,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2024	929,936
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1995) TOBs, 2.050%, Mandatory Tender 11/19/2021	3,023,010
7,500,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Second Series 2012) TOBs, 1.700%, Mandatory Tender 8/22/2024	7,488,225
7,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 1.895% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 9/1/2023	7,015,960
5,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018C) TOBs, (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 12/1/2023	5,450,750
5,300,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2019B) TOBs, (Toronto Dominion Bank GTD), 4.000%, Mandatory Tender 12/2/2024	5,911,196
5,500,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), Scherer Plant Pollution Control Revenue Bonds (First Series 1995), 2.250%, 7/1/2025	5,612,200
850,000		Savannah, GA EDA (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019A) TOBs, 2.000%, Mandatory Tender 10/1/2024	857,446
		TOTAL	38,518,733
		Illinois—6.0%
1,000,000		Champaign County Community Unit School District No. 4, UT GO Bonds (Series 2017), 5.000%, 1/1/2021	1,037,150
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$500,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.000%, 1/1/2020	$500,000
1,000,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.000%, 1/1/2022	1,074,050
3,250,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2013C), 5.000%, 1/1/2021	3,372,037
1,500,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2013C), 5.000%, 1/1/2022	1,611,075
2,000,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2021	2,075,100
1,000,000		Chicago, IL O'Hare International Airport, Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2023	1,111,070
1,135,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2016A-1), 5.000%, 11/1/2023	1,280,189
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2020	1,029,420
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2021	1,063,220
5,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2022	5,479,450
2,645,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2023	2,974,937
1,780,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2022	1,837,619
1,845,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2023	1,925,534
1,500,000		Illinois Finance Authority (DePaul University), Revenue Refunding Bonds (Series 2013), 5.000%, 10/1/2020	1,541,070
1,200,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 11/1/2021	1,271,352
1,500,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 11/1/2022	1,635,555
1,800,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 11/1/2023	2,014,578
3,000,000	[1]	Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016B) FRNs, 2.546% (1-month USLIBOR x 0.70 +1.350%), Mandatory Tender 5/1/2021	3,005,370
3,000,000		Illinois Housing Development Authority (Century Woods), Multifamily Housing Revenue Bonds (Series 2019) TOBs, (GNMA COL), 1.900%, Mandatory Tender 10/1/2021	3,026,190
1,750,000		Illinois State, UT GO Bonds (Series of February 2014), 4.000%, 2/1/2020	1,753,308
2,000,000		Illinois State, UT GO Bonds (Series of February 2014), 5.000%, 2/1/2020	2,005,320
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$1,500,000	Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2021	$1,579,905
2,000,000	Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2022	2,160,980
1,000,000	Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2023	1,100,740
2,300,000	Illinois State, UT GO Refunding Bonds (Series 2018B), 5.000%, 10/1/2027	2,680,719
1,925,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2017), 5.000%, 6/1/2026	2,323,225
	TOTAL	52,469,163
	Indiana—1.8%
725,000	Ball State University, IN, Revenue Refunding Bonds (Series 2016), 5.000%, 7/1/2021	766,687
500,000	Ball State University, IN, Revenue Refunding Bonds (Series 2016), 5.000%, 7/1/2022	547,830
1,000,000	Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2016C), 5.000%, 1/1/2024	1,145,690
2,000,000	Indiana State Finance Authority Hospital Revenue (Beacon Health System Obligated Group), Hospital Revenue Bonds (Series 2013A), 5.000%, 8/15/2020	2,046,900
1,000,000	Indiana State Finance Authority Hospital Revenue (Beacon Health System Obligated Group), Hospital Revenue Bonds (Series 2013A), 5.000%, 8/15/2021	1,061,150
855,000	Indiana State Finance Authority Hospital Revenue (Community Health Network), Hospital Revenue Bonds (Series 2012A), 5.000%, 5/1/2020	865,551
2,000,000	Purdue University, IN, Revenue Refunding Bonds (Series 2016CC), 5.000%, 7/1/2024	2,340,960
4,000,000	Rockport, IN PCR (Indiana Michigan Power Co.), Revenue Refunding Bonds (Series 2008D) TOBs, 2.050%, Mandatory Tender 6/1/2021	4,031,560
3,000,000	Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2009), 5.250%, 1/1/2021	3,114,270
	TOTAL	15,920,598
	Iowa—0.4%
1,040,000	Ames, IA Hospital Revenue (Mary Greeley Medical Center), Revenue Refunding Bonds (Series 2016), 5.000%, 6/15/2023	1,159,538
2,070,000	Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2019), 3.125%, 12/1/2022	2,100,015
	TOTAL	3,259,553
	Kansas—0.6%
2,000,000	Holton, KS (Holton Community Hospital), Hospital Loan Anticipation Revenue Bonds (Series 2019), 2.500%, 7/1/2021	2,003,300
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Kansas—continued
$1,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 9/1/2020	$1,024,860
1,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 9/1/2021	1,061,950
1,000,000	Wyandotte County, KS Unified Government Utility System, Revenue Bonds (Series 2016A), 5.000%, 9/1/2024	1,164,040
	TOTAL	5,254,150
	Kentucky—3.0%
2,640,000	Kentucky Bond Development Corp. (St. Elizabeth Medical Center), Hospital Facilities Revenue Refunding Bonds (Series 2016), 5.000%, 5/1/2024	3,045,187
5,000,000	Kentucky Economic Development Finance Authority (Catholic Health Initiatives), Revenue Bonds (Series 2009B) TOBs, 2.700%, Mandatory Tender 11/10/2021	5,105,500
1,595,000	Kentucky State Rural Water Finance Corp., Revenue Refunding Bonds (Series 2018A), 2.000%, 2/1/2020	1,595,654
3,000,000	Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), Pollution Control Revenue Bonds (Series 2005A) TOBs, 1.750%, Mandatory Tender 7/1/2026	2,996,430
4,000,000	Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), Revenue Refunding Bonds Series 2013A (Remarketing 4/1/19) TOBs, 1.850%, Mandatory Tender 4/1/2021	4,023,080
5,000,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018A) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 4/1/2024	5,442,000
4,000,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	4,416,960
	TOTAL	26,624,811
	Louisiana—1.9%
6,000,000	Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2010B-1A) TOBs, 2.000%, Mandatory Tender 10/1/2022	6,045,480
790,000	New Orleans, LA Aviation Board, Revenue Bonds (Series 2015A), 5.000%, 1/1/2024	903,104
3,765,000	St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010) TOBs, 4.000%, Mandatory Tender 6/1/2022	3,964,846
4,000,000	St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2019 A-2) TOBs, 2.100%, Mandatory Tender 7/1/2024	4,038,200
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Louisiana—continued
$2,000,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2019 A-3) TOBs, 2.200%, Mandatory Tender 7/1/2026	$2,017,240
		TOTAL	16,968,870
		Maryland—0.7%
1,000,000		Maryland State, UT GO State and Local Facilities (Series 2013A), (United States Treasury PRF 3/1/2021@100), 5.000%, 3/1/2022	1,045,450
1,500,000		Montgomery County, MD, UT GO Bonds (Series 2017C), 5.000%, 10/1/2025	1,816,515
2,250,000		Rockville, MD Mayor & City Council Econ Dev Revenue (Ingleside at King Farm), Paydown Securities TEMPS-70 (Series 2017C-2), 3.000%, 11/1/2025	2,255,333
1,000,000		Rockville, MD Mayor & City Council Econ Dev Revenue (Ingleside at King Farm), Paydown Securities TEMPS-85 (Series 2017C-1), 3.500%, 11/1/2026	1,003,600
		TOTAL	6,120,898
		Massachusetts—1.3%
4,000,000		Massachusetts Department of Transportation, Subordinated Metropolitan Highway System Revenue Refunding Bonds (Series 2019A) TOBs, 5.000%, Mandatory Tender 1/1/2023	4,440,560
6,000,000		Massachusetts State Development Finance Agency (Boston University), Revenue Bonds (Series 2019 DD-1) TOBs, 5.000%, Mandatory Tender 4/1/2024	6,838,740
365,000		Massachusetts State Housing Finance Agency Housing Revenue, SFM Revenue Bonds (Series 172), 4.000%, 6/1/2045	382,994
		TOTAL	11,662,294
		Michigan—3.6%
5,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2022	5,469,200
2,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2020	2,037,560
2,500,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2021	2,639,525
1,200,000		Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2020	1,218,756
10,000,000	[1]	Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Hospital Revenue Bonds, Series 2015MI FRNs, 1.741% (1-month USLIBOR x 0.67 +0.540%), Mandatory Tender 12/1/2020	10,019,800
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$3,500,000		Michigan Strategic Fund (Detroit Edison Co.), Variable Rate Limited Obligation Revenue Refunding Bonds (Series 2008ET-2) TOBs, 1.450%, Mandatory Tender 9/1/2021	$3,493,700
1,170,000		Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.000%, 10/15/2020	1,205,006
5,000,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2019C) TOBs, 4.000%, Mandatory Tender 4/1/2024	5,515,050
		TOTAL	31,598,597
		Minnesota—0.6%
2,030,000		Duluth, MN Independent School District No. 709, Certificate of Participation (Series 2016A), (School District Credit Program GTD), 5.000%, 2/1/2022	2,177,317
3,000,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 2.040% (SIFMA 7-day +0.430%), Mandatory Tender 7/3/2023	3,001,860
		TOTAL	5,179,177
		Mississippi—1.1%
1,250,000		Mississippi Business Finance Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002) TOBs, 2.200%, Mandatory Tender 6/3/2024	1,265,025
8,445,000		South Central Regional Medical Center, MS Hospital Revenue, Facilities Improvement and Refinancing Hospital Revenue Notes (Series 2017), 1.700%, 3/1/2020	8,445,084
		TOTAL	9,710,109
		Missouri—1.4%
1,000,000		Cape Girardeau County, MO IDA (St. Francis Medical Center, MO), Revenue Bonds (Series 2013A), 5.000%, 6/1/2020	1,015,860
1,570,000		Cape Girardeau County, MO IDA (St. Francis Medical Center, MO), Revenue Bonds (Series 2013A), 5.000%, 6/1/2022	1,714,424
1,000,000		Missouri Highways & Transportation Commission, First Lien Revenue Refunding Bonds (Series 2014A), 5.000%, 5/1/2022	1,090,300
535,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2014A), 4.000%, 2/1/2020	535,974
565,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2014A), 5.000%, 2/1/2021	585,007
800,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016A), 4.000%, 2/1/2020	801,456
500,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016A), 5.000%, 2/1/2023	548,100
800,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2021	828,328
650,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2022	693,160
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Missouri—continued
$1,200,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2023	$1,315,440
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2024	842,633
850,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2025	977,007
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2026	878,182
		TOTAL	11,825,871
		Montana—0.6%
4,860,000	[1]	Montana Facility Finance Authority (Billings Clinic Obligated Group), Variable Rate Revenue Bonds (Series 2018C) FRNs, 2.160% (SIFMA 7-day +0.550%), Mandatory Tender 8/15/2023	4,853,439
		Nevada—1.7%
6,665,000		Clark County, NV Airport System, Airport System Subordinate Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 7/1/2026	8,131,700
6,500,000		Washoe County, NV Gas & Water Facilities Revenue (Sierra Pacific Power Co.), Refunding Revenue Bonds (Series 2016B) TOBs, 3.000%, Mandatory Tender 6/1/2022	6,748,560
		TOTAL	14,880,260
		New Hampshire—0.5%
4,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-2) TOBs, 2.150%, Mandatory Tender 7/1/2024	4,039,440
		New Jersey—5.3%
2,000,000		Kearny, NJ Board of Education GANs, 2.350%, 7/9/2020	2,007,100
5,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2015 XX), 5.000%, 6/15/2022	5,417,900
10,000,000	[1]	New Jersey EDA (New Jersey State), School Facilities Construction Refunding SIFMA Index Bonds (Series 2013 I) FRNs, 2.860% (SIFMA 7-day +1.250%), 9/1/2025	9,990,500
10,000,000	[1]	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Notes (SIFMA Index Multimodal Notes) (Series 2014BB-2) FRNs, 2.810% (SIFMA 7-day +1.200%), Mandatory Tender 12/15/2021	10,052,200
1,000,000		New Jersey Turnpike Authority, Revenue Bonds (Series 2017A), 5.000%, 1/1/2027	1,238,040
305,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), (United States Treasury PRF), 5.000%, 1/1/2020	305,000
5,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-3) FRNs, 1.796% (1-month USLIBOR x 0.70 +0.600%), 1/1/2023	5,034,950
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$5,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-4) FRNs, 1.896% (1-month USLIBOR x 0.70 +0.700%), 1/1/2024	$5,051,750
1,187,708		Seaside Heights Borough, NJ BANs, 2.500%, 6/4/2020	1,192,221
1,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2022	1,079,840
2,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2023	2,774,125
2,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2024	2,277,000
		TOTAL	46,420,626
		New Mexico—1.7%
3,500,000		Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds (Series 2010B) TOBs, 2.125%, Mandatory Tender 6/1/2022	3,532,340
10,000,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 5/1/2025	11,658,900
		TOTAL	15,191,240
		New York—2.9%
4,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2019B) TOBs, 1.650%, Mandatory Tender 9/1/2024	4,033,200
3,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-A2) FRNs, (Assured Guaranty Municipal Corp. INS), 1.859% (1-month USLIBOR x 0.69 +0.680%), Mandatory Tender 4/6/2021	3,008,640
5,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 1.695% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 11/1/2022	4,986,800
3,000,000		New York City Housing Development Corp., Sustainable Neighborhood Bonds (Series 2019B-2) TOBs, 2.100%, Mandatory Tender 7/3/2023	3,036,930
2,500,000		New York State HFA, Affordable Housing Revenue Bonds (Series 2019F Group 3) TOBs, (New York State Mortgage Agency GTD), 1.875%, Mandatory Tender 11/1/2021	2,502,675
3,000,000		Rockland County, NY, LT GO Bonds (Series 2014A), (Assured Guaranty Municipal Corp. INS), 5.000%, 3/1/2021	3,134,940
4,865,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2016 4A) FRNs, 1.845% (1-month USLIBOR x 0.67 +0.700%), Mandatory Tender 2/1/2021	4,877,017
		TOTAL	25,580,202
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	North Carolina—1.1%
$825,000	Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019A) TOBs, 2.000%, Mandatory Tender 10/1/2024	$832,227
1,200,000	North Carolina HFA, Revenue Bonds (Series 2017 38-B), 4.000%, 7/1/2047	1,285,908
1,875,000	North Carolina State Grant Anticipation Revenue, Grant Anticipation Revenue Vehicle Bonds (Series 2019), 5.000%, 3/1/2025	2,222,869
1,600,000	North Carolina State Grant Anticipation Revenue, Grant Anticipation Revenue Vehicle Bonds (Series 2019), 5.000%, 3/1/2026	1,942,512
1,750,000	North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2027	2,122,417
1,000,000	North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2028	1,233,070
	TOTAL	9,639,003
	Ohio—1.3%
3,500,000	Allen County, OH (Mercy Health), Hospital Facilities Revenue Bonds (Series 2017B) TOBs, 2.150%, Mandatory Tender 5/5/2022	3,796,310
1,500,000	American Municipal Power-Ohio, Inc., Revenue Refunding Bonds (Series 2017A), 5.000%, 2/15/2025	1,768,020
500,000	Hamilton County, OH Hospital Facilities Authority (UC Health ), Revenue Bonds (Series 2014), 5.000%, 2/1/2023	554,925
3,500,000	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 2/1/2025	4,051,915
1,500,000	Ohio State Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Refunding Bonds (Series 2014A) TOBs, 2.400%, Mandatory Tender 10/1/2029	1,510,590
	TOTAL	11,681,760
	Oklahoma—1.8%
2,685,000	Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.500%, 9/1/2020	2,744,741
2,285,000	Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.500%, 9/1/2021	2,408,230
3,500,000	Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2024	4,043,655
3,200,000	Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2025	3,789,312
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—continued
$1,850,000		Oklahoma Development Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2004A), 2.375%, 12/1/2021	$1,880,729
1,000,000		Tulsa County, OK Industrial Authority (Broken Arrow Public Schools), Educational Facilities Lease Revenue Bonds (Series 2016), 5.000%, 9/1/2022	1,100,550
		TOTAL	15,967,217
		Pennsylvania—9.6%
850,000		Allegheny County, PA Sanitation Authority, Sewer Revenue Refunding Bonds (Series 2016), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/1/2025	1,033,855
4,000,000	[1]	Berks County, PA Municipal Authority (Tower Health), Variable Rate Revenue Bonds (Series 2012B) FRNs, (Original Issue Yield: 1.710%), 3.110% (SIFMA 7-day +1.500%), Mandatory Tender 7/1/2022	4,041,080
2,000,000		Commonwealth of Pennsylvania, UT GO (First Series 2018), 5.000%, 3/1/2023	2,235,920
1,000,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 4.000%, 1/1/2020	1,000,000
2,000,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2021	2,058,580
1,115,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.000%, 1/1/2022	1,179,146
1,155,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.000%, 1/1/2024	1,277,107
500,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 4.000%, 12/1/2020	512,320
500,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2022	551,440
750,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2023	851,257
12,500,000	[1]	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2014B) FRNs, 2.276% (1-month USLIBOR x 0.67 +1.070%), Mandatory Tender 6/1/2024	12,744,125
5,000,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), Pollution Control Revenue Refunding Bonds (Series 2016A) TOBs, 1.800%, Mandatory Tender 9/1/2022	5,033,500
2,250,000	[1]	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Bonds (Series 2018C) FRNs, 2.330% (SIFMA 7-day +0.720%), Mandatory Tender 9/1/2023	2,250,000
4,000,000		Montgomery County, PA IDA (Exelon Generation Co. LLC), PCR Refunding Bonds (Series 2002A) TOBs, 2.550%, Mandatory Tender 6/1/2020	4,021,400
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$8,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2013B) FRNs, 3.010% (SIFMA 7-day +1.400%), Mandatory Tender 8/15/2020	$8,008,240
1,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 2.240% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	1,008,820
6,500,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2011) TOBs, 2.150%, Mandatory Tender 7/1/2024	6,571,890
5,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2019A) TOBs, 1.750%, Mandatory Tender 8/1/2024	4,969,350
455,000		Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds (Series 2012A), 5.000%, 7/1/2020	455,000
2,000,000		Pennsylvania EDFA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2004A), 1.850%, 11/1/2021	2,011,480
2,000,000	[1]	Pennsylvania HFA, SFM Revenue Bonds (Series 2018-127C) FRNs, 1.824% (1-month USLIBOR x 0.70 +0.570%), Mandatory Tender 10/1/2023	2,009,700
1,500,000		Pennsylvania State Higher Education Facilities Authority (University of Sciences), Revenue Refunding Bonds (Series 2015A), 5.000%, 11/1/2023	1,655,940
1,000,000		Pennsylvania State Turnpike Commission, Revenue Bonds (Series 2011E), (United States Treasury PRF 12/1/2021@100), 5.000%, 12/1/2024	1,073,550
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B) FRNs, 2.590% (SIFMA 7-day +0.980%), 12/1/2021	10,099,300
1,700,000		Philadelphia, PA Gas Works, 1998 General Ordinance Revenue Refunding Bonds (14th Series 2016), 5.000%, 10/1/2021	1,809,021
1,000,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2025	1,176,440
1,000,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2026	1,203,270
1,250,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2027	1,534,325
1,540,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes) FRNs, (Pennsylvania School District Intercept Program GTD), 2.012% (1-month USLIBOR x 0.68 +0.850%), Mandatory Tender 4/1/2021	1,541,201
		TOTAL	83,917,257
		Rhode Island—1.2%
2,250,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2021	2,356,695
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Rhode Island—continued
$2,250,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2022	$2,432,295
2,000,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2023	2,225,300
3,285,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2024	3,749,893
		TOTAL	10,764,183
		South Carolina—0.3%
1,000,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.000%, 12/1/2020	1,035,620
2,000,000	[2]	South Carolina Jobs-EDA (Royal Live Oaks Academy), Economic Development Revenue Notes (Series 2018A), 3.000%, 8/1/2020	2,001,220
		TOTAL	3,036,840
		South Dakota—0.1%
750,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.000%, 6/1/2023	831,848
		Tennessee—0.5%
3,500,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 10/1/2024	4,024,195
435,000		Tennessee Housing Development Agency, Revenue Refunding Bonds (Series 220142C), 4.000%, 1/1/2045	456,363
		TOTAL	4,480,558
		Texas—15.6%
600,000		Austin, TX Airport System, Revenue Bonds (Series 2019B), 5.000%, 11/15/2024	700,008
650,000		Austin, TX Airport System, Revenue Bonds (Series 2019B), 5.000%, 11/15/2025	776,243
1,000,000		Austin, TX Airport System, Revenue Bonds (Series 2019B), 5.000%, 11/15/2026	1,218,440
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B) TOBs, 5.000%, Mandatory Tender 1/7/2021	5,086,400
500,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.000%, 1/1/2020	500,000
1,400,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.000%, 1/1/2021	1,447,908
1,500,000		Dallas, TX Area Rapid Transit, Revenue Refunding Bonds (Series 2016B), 5.000%, 12/1/2022	1,666,605
3,000,000		Dallas, TX, GO Refunding Bonds (Series 2019B), 5.000%, 2/15/2026	3,626,550
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$9,000,000		Denton, TX Independent School District, Variable Rate UT GO School Building Bonds (Series 2014-B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2024	$9,237,060
6,580,000		Eagle Mountain-Saginaw, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2011) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2024	6,765,095
3,000,000		Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.750%, Mandatory Tender 8/1/2025	3,039,210
7,000,000		Fort Bend, TX Independent School District, UT GO Refunding Bonds (Series 2019A) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.950%, Mandatory Tender 8/1/2022	7,105,700
2,500,000		Georgetown, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.750%, Mandatory Tender 8/1/2022	2,588,900
4,000,000		Harlandale, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2015) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 3.000%, Mandatory Tender 8/15/2021	4,040,120
5,635,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.510% (SIFMA 7-day +0.900%), 6/1/2022	5,700,817
4,500,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.560% (SIFMA 7-day +0.950%), 6/1/2023	4,570,110
5,685,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.660% (SIFMA 7-day +1.050%), 6/1/2024	5,810,354
5,000,000		Harris County, TX Education Facilities Finance Corp. (Texas Children's Hospital), Hospital Revenue Bonds (Series 2019B) TOBs, 5.000%, Mandatory Tender 10/1/2024	5,838,900
7,000,000		Houston, TX Independent School District, Variable Rate Limited Tax Schoolhouse Bonds (Series 2014A-2) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.250%, Mandatory Tender 6/1/2022	7,178,920
2,000,000	[1]	Irving, TX Hospital Authority (Baylor Scott & White Medical Center, Irving), Hospital Revenue Bonds (Series 2017B) FRNs, 2.710% (SIFMA 7-day +1.100%), Mandatory Tender 10/15/2023	2,025,840
1,500,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2024	1,736,310
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$1,000,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2025	$1,187,970
750,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2026	911,370
1,000,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2027	1,239,400
1,000,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2028	1,260,200
2,300,000	Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), Pollution Control Revenue Refunding Bonds (Series 2001A), 2.600%, 11/1/2029	2,386,986
7,535,000	Midlothian, TX Independent School District, Variable Rate Unlimited Tax Refunding Bonds (Series 2013C) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2024	7,733,472
855,000	New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2022	898,383
945,000	New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2024	1,034,274
980,000	New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2025	1,090,466
735,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 4.000%, 11/1/2021	761,754
500,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2023	553,535
625,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2024	706,862
1,105,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2025	1,265,081
1,500,000	North East, TX Independent School District, Variable Rate UT GO Refunding Bonds (Series 2019) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.200%, Mandatory Tender 8/1/2024	1,552,095
1,400,000	North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2025	1,553,748
2,000,000	North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2019B), 5.000%, 1/1/2025	2,348,880
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$2,500,000	North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2019B), 5.000%, 1/1/2026	$3,007,225
2,500,000	North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2019B), 5.000%, 1/1/2027	3,072,675
8,000,000	Northside, TX Independent School District, Variable Rate UT GO School Building and Refunding Bonds (Series 2019) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.600%, Mandatory Tender 8/1/2024	8,033,840
6,000,000	Pflugerville, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.500%, Mandatory Tender 8/15/2023	6,240,720
2,500,000	Prosper, TX Independent School District, Adjustable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/15/2023	2,555,075
550,000	Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.000%, 10/1/2021	583,292
4,000,000	San Antonio, TX Water System, Water System Variable Rate Junior Lien Revenue Bonds (Series 2019A) TOBs, 2.625%, Mandatory Tender 5/1/2024	4,208,880
1,500,000	University of Texas System (The Board of Regents of), Revenue Financing System Bonds (Series 2016J), 5.000%, 8/15/2024	1,760,040
	TOTAL	136,605,713
	Vermont—0.7%
6,075,000	Vermont EDA (B.C. Campus Holdings LLC), Bennington College Real Estate Project (Series 2017) BANs, 2.000%, 7/1/2020	6,071,051
	Virginia—1.7%
4,500,000	Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds Anticipation Notes (Series 2019), 5.000%, 11/1/2023	5,100,750
7,500,000	Louisa, VA IDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.900%, Mandatory Tender 6/1/2023	7,584,375
2,000,000	Roanoke, VA EDA (Carilion Health System Obligated Group), Hospital Revenue Bonds (Series 2012), 5.000%, 7/1/2020	2,038,660
	TOTAL	14,723,785
	Washington—3.8%
2,000,000	Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2017-A), 5.000%, 7/1/2026	2,186,120
1,750,000	Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2022	1,891,050
2,000,000	Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2023	2,229,660
1,500,000	Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2024	1,719,360
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$1,825,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2025	$2,148,080
2,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2026	2,405,020
2,000,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds—SIFMA Index (Series 2018C) FRNs, 2.100% (SIFMA 7-day +0.490%), Mandatory Tender 11/1/2023	2,007,700
1,500,000		Seattle, WA Municipal Light & Power, Revenue Refunding Bonds (Series 2016C), 5.000%, 10/1/2023	1,713,840
5,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.000%, 6/1/2020	5,071,600
1,500,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019B-3) TOBs, 5.000%, Mandatory Tender 8/1/2026	1,769,760
3,760,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B) FRNs, 2.301% (1-month USLIBOR x 0.67 +1.100%), Mandatory Tender 7/1/2022	3,803,616
3,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIFMA Index Revenue Bonds (Series 2017C) FRNs, 2.660% (SIFMA 7-day +1.050%), Mandatory Tender 7/3/2023	3,052,020
3,000,000		Washington State Health Care Facilities Authority (Providence St. Joseph Health), Revenue Bonds (Series 2012B) TOBs, 5.000%, Mandatory Tender 10/1/2021	3,191,310
		TOTAL	33,189,136
		West Virginia—0.5%
4,000,000		West Virginia EDA Solid Waste Disposal Facilities (Appalachian Power Co.), Revenue Refunding Bonds Amos Project (Series 2015A) TOBs, 2.550%, Mandatory Tender 4/1/2024	4,147,720
		Wisconsin—0.2%
1,310,000		Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran), Revenue Bonds (Series 2011A), 5.000%, 10/15/2020	1,348,357
		Wyoming—0.3%
3,000,000		Sweetwater County, WY PCRB (Idaho Power Co.), PCR Refunding Bonds (Series 2006), 1.700%, 7/15/2026	2,979,480
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $824,770,250)	837,012,087
	[1]	SHORT-TERM MUNICIPALS—3.8%
		Florida—0.1%
750,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.) Daily VRDNs, 1.740%, 1/1/2020	750,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—3.7%
$1,000,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-2) Daily VRDNs, 1.680%, 1/1/2020	$1,000,000
5,500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 1.700%, 1/1/2020	5,500,000
400,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 1.700%, 1/1/2020	400,000
5,950,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 1.830%, 1/1/2020	5,950,000
19,625,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 1.700%, 1/1/2020	19,625,000
		TOTAL	32,475,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $33,225,000)	33,225,000
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $857,995,250)[3]	870,237,087
		OTHER ASSETS AND LIABILITIES - NET—0.7%[4]	6,156,440
		TOTAL NET ASSETS—100%	$876,393,527
Securities that are subject to the federal alternative minimum tax (AMT) represent 5.7% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2019, these restricted securities amounted to $2,001,220, which represented 0.2% of total net assets.
3	The cost of investments for federal tax purposes amounts to $857,840,571.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

As of December 31, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARNs	—Auction Rate Notes
BANs	—Bond Anticipation Notes
COL	—Collateralized
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FRNs	—Floating Rate Notes
GANs	—Grant Anticipation Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIBOR	—London Interbank Offered Rates
LT	—Limited Tax
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2019	Year Ended June 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.30	$10.22	$10.27	$10.35	$10.32	$10.40
Income From Investment Operations:
Net investment income	0.06	0.14	0.11	0.09	0.09	0.09
Net realized and unrealized gain (loss)	0.03	0.08	(0.05)	(0.08)	0.03	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.09	0.22	0.06	0.01	0.12	0.01
Less Distributions:
Distributions from net investment income	(0.06)	(0.14)	(0.11)	(0.09)	(0.09)	(0.09)
Net Asset Value, End of Period	$10.33	$10.30	$10.22	$10.27	$10.35	$10.32
Total Return[1]	0.92%	2.20%	0.60%	0.09%	1.12%	0.13%
Ratios to Average Net Assets:
Net expenses	0.91%[2,3]	0.96%[3]	0.96%[3]	0.96%	0.96%	0.96%
Net investment income	1.25%[2]	1.41%	1.07%	0.86%	0.83%	0.90%
Expense waiver/reimbursement[4]	0.11%[2]	0.10%	0.09%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$210,636	$178,706	$178,414	$228,127	$314,598	$342,677
Portfolio turnover	15%	39%	18%	32%	15%	17%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.91% for the six months ended December 31, 2019 and 0.96% for the years ended June 30, 2019 and 2018, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2019	Year Ended June 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.30	$10.21	$10.26	$10.35	$10.32	$10.40
Income From Investment Operations:
Net investment income	0.09	0.19	0.16	0.14	0.14	0.15
Net realized and unrealized gain (loss)	0.03	0.09	(0.05)	(0.09)	0.03	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.12	0.28	0.11	0.05	0.17	0.07
Less Distributions:
Distributions from net investment income	(0.09)	(0.19)	(0.16)	(0.14)	(0.14)	(0.15)
Net Asset Value, End of Period	10.33	$10.30	$10.21	$10.26	$10.35	$10.32
Total Return[1]	1.15%	2.81%	1.10%	0.49%	1.63%	0.63%
Ratios to Average Net Assets:
Net expenses	0.46%[2,3]	0.46%[3]	0.46%[3]	0.46%	0.46%	0.46%
Net investment income	1.71%[2]	1.91%	1.58%	1.36%	1.33%	1.40%
Expense waiver/reimbursement[4]	0.19%[2]	0.21%	0.24%	0.23%	0.23%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$654,535	$575,676	$689,739	$840,891	$876,680	$807,057
Portfolio turnover	15%	39%	18%	32%	15%	17%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.46% for the six months ended December 31, 2019 and 0.46% for the years ended June 30, 2019 and 2018, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2019	Year Ended June 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.30	$10.22	$10.26	$10.35	$10.32	$10.40
Income From Investment Operations:
Net investment income	0.08	0.17	0.14	0.11	0.11	0.12
Net realized and unrealized gain (loss)	0.03	0.08	(0.04)	(0.09)	0.03	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.25	0.10	0.02	0.14	0.04
Less Distributions:
Distributions from net investment income	(0.08)	(0.17)	(0.14)	(0.11)	(0.11)	(0.12)
Net Asset Value, End of Period	$10.33	$10.30	$10.22	$10.26	$10.35	$10.32
Total Return[1]	1.03%	2.46%	0.95%	0.25%	1.39%	0.38%
Ratios to Average Net Assets:
Net expenses	0.70%[2,3]	0.70%[3]	0.71%[3]	0.70%	0.70%	0.71%
Net investment income	1.47%[2]	1.67%	1.30%	1.12%	1.09%	1.15%
Expense waiver/reimbursement[4]	0.31%[2]	0.35%	0.34%	0.33%	0.33%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,223	$11,663	$14,429	$31,831	$30,225	$30,838
Portfolio turnover	15%	39%	18%	32%	15%	17%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.70% for the six months ended December 31, 2019, 0.70% for the year ended June 30, 2019 and 0.71% for the year ended June 30, 2018, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2019 (unaudited)
Assets:
Investment in securities, at value (identified cost $857,995,250)		$870,237,087
Cash		31,171
Income receivable		6,837,177
Receivable for shares sold		601,041
Receivable for investments sold		145,460
TOTAL ASSETS		877,851,936
Liabilities:
Payable for shares redeemed	$855,443
Income distribution payable	272,596
Payable for portfolio accounting fees	137,014
Payable for other service fees (Notes 2 and 5)	103,070
Payable for administrative fee (Note 5)	12,272
Payable for investment adviser fee (Note 5)	7,052
Accrued expenses (Note 5)	70,962
TOTAL LIABILITIES		1,458,409
Net assets for 84,834,427 shares outstanding		$876,393,527
Net Assets Consists of:
Paid-in capital		$868,698,231
Total distributable earnings (loss)		7,695,296
TOTAL NET ASSETS		$876,393,527
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($210,635,584 ÷ 20,384,349 shares outstanding), no par value, unlimited shares authorized		$10.33
Offering price per share (100/99.00 of $10.33)		$10.43
Redemption proceeds per share		$10.33
Institutional Shares:
Net asset value per share ($654,534,901 ÷ 63,363,884 shares outstanding), no par value, unlimited shares authorized		$10.33
Offering price per share		$10.33
Redemption proceeds per share		$10.33
Service Shares:
Net asset value per share ($11,223,042 ÷ 1,086,194 shares outstanding), no par value, unlimited shares authorized		$10.33
Offering price per share		$10.33
Redemption proceeds per share		$10.33
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended December 31, 2019 (unaudited)
Investment Income:
Interest			$8,803,367
Expenses:
Investment adviser fee (Note 5)		$1,623,057
Administrative fee (Note 5)		329,798
Custodian fees		14,453
Transfer agent fees		128,359
Directors'/Trustees' fees (Note 5)		5,956
Auditing fees		15,585
Legal fees		5,448
Distribution services fee (Note 5)		219,132
Other service fees (Notes 2 and 5)		510,380
Portfolio accounting fees		94,668
Share registration costs		28,182
Printing and postage		16,567
Miscellaneous (Note 5)		19,192
TOTAL EXPENSES		3,010,777
Waiver, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(427,145)
Reimbursement of other operating expenses (Notes 2 and 5)	(255,323)
Reduction of custodian fees (Note 6)	(2,090)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION		(684,558)
Net expenses			2,326,219
Net investment income			6,477,148
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			207,286
Net change in unrealized appreciation of investments			2,451,109
Net realized and unrealized gain on investments			2,658,395
Change in net assets resulting from operations			$9,135,543
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 12/31/2019	Year Ended 6/30/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,477,148	$14,276,959
Net realized gain (loss)	207,286	(623,243)
Net change in unrealized appreciation	2,451,109	6,091,235
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,135,543	19,744,951
Distributions to Shareholders:
Class A Shares	(1,254,921)	(2,215,655)
Institutional Shares	(5,091,364)	(11,712,101)
Service Shares	(83,159)	(222,748)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,429,444)	(14,150,504)
Share Transactions:
Proceeds from sale of shares	168,318,142	245,693,169
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Tax Exempt Limited Maturity Bond Fund	72,083,408	—
Net asset value of shares issued to shareholders in payment of distributions declared	5,273,390	11,750,967
Cost of shares redeemed	(138,032,642)	(379,575,916)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	107,642,298	(122,131,780)
Change in net assets	110,348,397	(116,537,333)
Net Assets:
Beginning of period	766,045,130	882,582,463
End of period	$876,393,527	$766,045,130
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
December 31, 2019 (unaudited)
1. ORGANIZATION
Federated Short-Intermediate Duration Municipal Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing its assets so that normally distributions of annual interest income are exempt from federal regular income tax. Also, distributions normally (except in certain circumstances as described in the Fund's Prospectus) will not be subject to the federal AMT for individuals, but may be subject to state and local taxes.
On November 15, 2019, the Fund acquired all the net assets of PNC Tax Exempt Limited Maturity Bond Fund (the “Acquired Fund”), an open end investment company in a tax-free reorganization, in exchange for shares of the Fund pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on November 5, 2019. The purpose of this transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, the assets received and the shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every Institutional Share of the Acquired Fund exchanged, a shareholder of the Acquired Fund received approximately 1.02 of Institutional Shares of the Fund. For every Class A Share of the Acquired Fund exchanged, a shareholder of the Acquired Fund received approximately 1.02 of Service Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,991,585	$72,083,408	$1,739,110	$796,990,717	$869,074,125
1	Unrealized Appreciation is included in Acquired Fund Net Assets Received amount shown above.
Assuming the acquisition had been completed on July 1, 2019, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of the operations for the six months ended December 31, 3019, are as follows:
Net Investment Income	$6,945,481
Net realized and unrealized gain on investments	$2,883,583
Net increase in net assets resulting from operations	$9,829,064
Semi-Annual Shareholder Report

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations and Statement of Changes in Net Assets as of December 31, 2019.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing,
Semi-Annual Shareholder Report

comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers, reimbursement and reduction of $684,558 is disclosed in various locations in this Note 2, Note 5 and Note 6.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended December 31, 2019, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$ 253,067	$—
Institutional Shares	243,476	(243,476)
Service Shares	13,837	—
TOTAL	$510,380	$(243,476)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional information on restricted securities held at December 31, 2019, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
South Carolina Jobs-EDA (Royal Live Oaks Academy), Economic Development Revenue Notes (Series 2018A), 3.000%, 8/1/2020	5/18/2018	$2,000,000	$2,001,220
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 12/31/2019		Year Ended 6/30/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,551,658	$78,041,625	7,703,129	$78,866,999
Shares issued to shareholders in payment of distributions declared	119,369	1,233,641	213,927	2,186,844
Shares redeemed	(4,638,049)	(47,915,150)	(8,024,722)	(81,872,734)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,032,978	$31,360,116	(107,666)	$(818,891)

	Six Months Ended 12/31/2019		Year Ended 6/30/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,683,215	$89,629,705	16,203,313	$165,418,595
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Tax Exempt Limited Maturity Bond Fund	6,976,326	71,926,097	—	—
Shares issued to shareholders in payment of distributions declared	383,794	3,964,723	916,837	9,366,667
Shares redeemed	(8,594,427)	(88,761,394)	(28,728,654)	(293,246,385)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,448,908	$76,759,131	(11,608,504)	$(118,461,123)
Semi-Annual Shareholder Report

	Six Months Ended 12/31/2019		Year Ended 6/30/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	62,617	$646,812	137,787	$1,407,575
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Tax Exempt Limited Maturity Bond Fund	15,258	157,311	—	—
Shares issued to shareholders in payment of distributions declared	7,262	75,026	19,327	197,456
Shares redeemed	(131,486)	(1,356,098)	(436,799)	(4,456,797)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(46,349)	$(476,949)	(279,685)	$(2,851,766)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	10,435,537	$107,642,298	(11,995,855)	$(122,131,780)
4. FEDERAL TAX INFORMATION
At December 31, 2019, the cost of investments for federal tax purposes was $857,840,571. The net unrealized appreciation of investments for federal tax purposes was $12,396,516. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,549,045 and net unrealized depreciation from investments for those securities having an excess of cost over value of $152,529.
At June 30, 2019, the Fund had a capital loss carryforward of $4,972,990 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$2,009,148	$2,963,842	$4,972,990
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund's Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers,
Semi-Annual Shareholder Report

reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the six months ended December 31, 2019, the Adviser waived $427,145 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended December 31, 2019, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended December 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fee Incurred	Distribution Services Fee Waived
Class A Shares	$ 207,285	$—
Service Shares	11,847	(11,847)
TOTAL	$219,132	$(11,847)
Semi-Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended December 31, 2019, FSC retained none of the fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended December 31, 2019, FSC did not retain any sales charges from the sale of Class A Shares.
Other Service Fee
For the six months ended December 31, 2019, FSSC received $381 and reimbursed $243,476 of other service fees disclosed in Note 2.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regards to the Fund's Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.97%, 0.47% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) September 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended December 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $99,205,000 and $146,185,705, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/ Trustees and other miscellaneous expenses may be included in the Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended December 31, 2019, the Fund's expenses were reduced by $2,090 under these arrangements.
Semi-Annual Shareholder Report

7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2019, were as follows:
Purchases	$181,926,088
Sales	$84,069,300
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various condition precedents that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of December 31, 2019, the Fund had no outstanding loans. During the six months ended December 31, 2019, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2019, there were no outstanding loans. During the six months ended December 31, 2019, the program was not utilized.
10. Subsequent event
Effective on or about June 29, 2020, the name of the Fund will change to Federated Hermes Short-Intermediate Municipal Fund.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,009.20	$4.60
Institutional Shares	$1,000	$1,011.50	$2.33
Service Shares	$1,000	$1,010.30	$3.54
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.56	$4.62
Institutional Shares	$1,000	$1,022.82	$2.34
Service Shares	$1,000	$1,021.62	$3.56
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.91%
Institutional Shares	0.46%
Service Shares	0.70%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Short-Intermediate Duration Municipal Trust (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as
Semi-Annual Shareholder Report

management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both
Semi-Annual Shareholder Report

in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
Semi-Annual Shareholder Report

Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the three-year and five-year periods was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Semi-Annual Shareholder Report

fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or
Semi-Annual Shareholder Report

adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Short-Intermediate Duration Municipal Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313907305
CUSIP 313907107
CUSIP 313907206
38014 (2/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Short-Intermediate Duration Municipal Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date February 21, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 21, 2020